Property and Equipment - Summary of Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 118,373	$ 131,946
Accumulated depreciation and amortization	74,279	77,201
Net book value	44,094	54,745
Assets Under Capital Lease, Net of Deferred Gain [Member]
Property, Plant and Equipment [Line Items]
Cost	45,604	46,030
Accumulated depreciation and amortization	8,094	5,424
Net book value	37,510	40,606
Information Systems, Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	50,953	56,054
Accumulated depreciation and amortization	47,268	48,741
Net book value	3,685	7,313
Assembly Equipment, Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Cost	21,398	28,780
Accumulated depreciation and amortization	18,917	23,036
Net book value	2,481	5,744
Assets Under Development [Member]
Property, Plant and Equipment [Line Items]
Cost	418	1,082
Net book value	$ 418	$ 1,082